Distribution Date:	11/18/22	WFRBS Commercial Mortgage Trust 2013-C12
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-14		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	15-16	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	17		General	(305) 229-6465
Historical Detail	18		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	19	Administrative Agent	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	20
			PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 1	21
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	22		Bank, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25	Trustee	U.S. Bank National Association
Interest Shortfall Detail - Collateral Level	26		General Contact	(312) 332-7457
Supplemental Notes	27		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92937FAA9	0.735000%	63,911,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937FAB7	2.072000%	142,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937FAC5	2.880000%	165,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	92937FAS0	3.150000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	92937FAQ4	4.062140%	90,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92937FAD3	3.198000%	298,198,000.00	158,080,004.94	158,080,004.94	421,283.21	0.00	0.00	158,501,288.15	0.00	0.00%	30.00%
A-SB	92937FAE1	2.838000%	101,955,000.00	3,380,204.10	3,380,204.10	7,994.18	0.00	0.00	3,388,198.28	0.00	0.00%	30.00%
A-S	92937FAF8	3.560000%	120,070,000.00	120,070,000.00	10,587,846.30	356,207.67	0.00	0.00	10,944,053.97	109,482,153.70	69.03%	20.25%
B	92937FAG6	3.863000%	75,429,000.00	75,429,000.00	0.00	242,818.52	0.00	0.00	242,818.52	75,429,000.00	47.69%	14.13%
C	92937FAH4	4.455460%	50,799,000.00	50,799,000.00	0.00	188,610.75	0.00	0.00	188,610.75	50,799,000.00	33.31%	10.00%
D	92937FAU5	4.530460%	41,563,000.00	41,563,000.00	0.00	156,916.25	0.00	0.00	156,916.25	41,563,000.00	21.55%	6.63%
E	92937FAX9	3.500000%	27,709,000.00	27,709,000.00	0.00	80,817.92	0.00	0.00	80,817.92	27,709,000.00	13.72%	4.38%
F	92937FAY7	3.500000%	16,933,000.00	16,933,000.00	0.00	49,387.92	0.00	0.00	49,387.92	16,933,000.00	8.93%	3.00%
G	92937FBB6	3.500000%	36,945,114.00	31,546,658.61	0.00	88,481.58	0.00	0.00	88,481.58	31,546,658.61	0.00%	0.00%
R	92937FBE0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92937FBD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,231,492,114.01	525,509,867.65	172,048,055.34	1,592,518.00	0.00	0.00	173,640,573.34	353,461,812.31

X-A	92937FAJ0	1.182392%	982,114,000.00	281,530,209.04	0.00	277,399.33	0.00	0.00	277,399.33	109,482,153.70
X-B	92937FAL5	0.429031%	126,228,000.00	126,228,000.00	0.00	45,129.79	0.00	0.00	45,129.79	126,228,000.00
X-C	92937FAP6	1.030460%	81,587,114.00	76,188,658.61	0.00	65,424.45	0.00	0.00	65,424.45	76,188,658.61
Notional SubTotal			1,189,929,114.00	483,946,867.65	0.00	387,953.57	0.00	0.00	387,953.57	311,898,812.31

Deal Distribution Total					172,048,055.34	1,980,471.57	0.00	0.00	174,028,526.91

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937FAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937FAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937FAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	92937FAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	92937FAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92937FAD3	530.11758945	530.11758945	1.41276337	0.00000000	0.00000000	0.00000000	0.00000000	531.53035282	0.00000000
A-SB	92937FAE1	33.15388260	33.15388260	0.07840891	0.00000000	0.00000000	0.00000000	0.00000000	33.23229150	0.00000000
A-S	92937FAF8	1,000.00000000	88.18061381	2.96666669	0.00000000	0.00000000	0.00000000	0.00000000	91.14728050	911.81938619
B	92937FAG6	1,000.00000000	0.00000000	3.21916663	0.00000000	0.00000000	0.00000000	0.00000000	3.21916663	1,000.00000000
C	92937FAH4	1,000.00000000	0.00000000	3.71288313	0.00000000	0.00000000	0.00000000	0.00000000	3.71288313	1,000.00000000
D	92937FAU5	1,000.00000000	0.00000000	3.77538315	0.00000000	0.00000000	0.00000000	0.00000000	3.77538315	1,000.00000000
E	92937FAX9	1,000.00000000	0.00000000	2.91666679	0.00000000	0.00000000	0.00000000	0.00000000	2.91666679	1,000.00000000
F	92937FAY7	1,000.00000000	0.00000000	2.91666686	0.00000000	0.00000000	0.00000000	0.00000000	2.91666686	1,000.00000000
G	92937FBB6	853.87904365	0.00000000	2.39494673	0.09553388	13.71925825	0.00000000	0.00000000	2.39494673	853.87904365
R	92937FBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92937FBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937FAJ0	286.65736263	0.00000000	0.28245125	0.00000000	0.00000000	0.00000000	0.00000000	0.28245125	111.47601368
X-B	92937FAL5	1,000.00000000	0.00000000	0.35752598	0.00000000	0.00000000	0.00000000	0.00000000	0.35752598	1,000.00000000
X-C	92937FAP6	933.83200943	0.00000000	0.80189685	0.00000000	0.00000000	0.00000000	0.00000000	0.80189685	933.83200943

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/22 - 10/30/22	30	0.00	421,283.21	0.00	421,283.21	0.00	0.00	0.00	421,283.21	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	7,994.18	0.00	7,994.18	0.00	0.00	0.00	7,994.18	0.00
X-A	10/01/22 - 10/30/22	30	0.00	277,399.33	0.00	277,399.33	0.00	0.00	0.00	277,399.33	0.00
X-B	10/01/22 - 10/30/22	30	0.00	45,129.79	0.00	45,129.79	0.00	0.00	0.00	45,129.79	0.00
X-C	10/01/22 - 10/30/22	30	0.00	65,424.45	0.00	65,424.45	0.00	0.00	0.00	65,424.45	0.00
A-S	10/01/22 - 10/30/22	30	0.00	356,207.67	0.00	356,207.67	0.00	0.00	0.00	356,207.67	0.00
B	10/01/22 - 10/30/22	30	0.00	242,818.52	0.00	242,818.52	0.00	0.00	0.00	242,818.52	0.00
C	10/01/22 - 10/30/22	30	0.00	188,610.75	0.00	188,610.75	0.00	0.00	0.00	188,610.75	0.00
D	10/01/22 - 10/30/22	30	0.00	156,916.25	0.00	156,916.25	0.00	0.00	0.00	156,916.25	0.00
E	10/01/22 - 10/30/22	30	0.00	80,817.92	0.00	80,817.92	0.00	0.00	0.00	80,817.92	0.00
F	10/01/22 - 10/30/22	30	0.00	49,387.92	0.00	49,387.92	0.00	0.00	0.00	49,387.92	0.00
G	10/01/22 - 10/30/22	30	503,330.05	92,011.09	0.00	92,011.09	3,529.51	0.00	0.00	88,481.58	506,859.56
Totals			503,330.05	1,984,001.08	0.00	1,984,001.08	3,529.51	0.00	0.00	1,980,471.57	506,859.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	174,028,526.91
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	3.412140
Next Period 1 Month LIBOR %	3.910710
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,999,937.29	Master Servicing Fee	13,221.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,410.51
Interest Adjustments	0.00	Trustee Fee	173.32
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,131.31
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,999,937.29	Total Fees	15,936.20

Principal		Expenses/Reimbursements
Scheduled Principal	101,643,962.22	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,248.18
Principal Prepayments	70,404,093.10	Special Servicing Fees (Monthly)	1,010.89
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,270.44
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	172,048,055.32	Total Expenses/Reimbursements	3,529.51

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,980,471.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	172,048,055.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	174,028,526.91
Total Funds Collected	174,047,992.61	Total Funds Distributed	174,047,992.62

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	525,509,867.65	525,509,867.65	Beginning Certificate Balance	525,509,867.65
(-) Scheduled Principal Collections	101,643,962.22	101,643,962.22	(-) Principal Distributions	172,048,055.34
(-) Unscheduled Principal Collections	70,404,093.10	70,404,093.10	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.02	0.02	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	353,461,812.31	353,461,812.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	525,804,320.66	525,804,320.66	Ending Certificate Balance	353,461,812.31
Ending Actual Collateral Balance	353,789,758.57	353,789,758.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.53%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	52,321,981.11	14.80%	23	4.7994	NAP	Defeased	9	52,321,981.11	14.80%	23	4.7994	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.40 or less	8	155,327,024.97	43.94%	4	4.4816	1.022830
1,000,001 to 2,000,000	8	10,573,597.00	2.99%	3	5.1404	1.926037	1.41 to 1.50	2	19,483,284.15	5.51%	4	4.5311	1.444876
2,000,001 to 3,000,000	3	7,966,726.12	2.25%	80	4.5477	1.662461	1.51 to 1.60	4	17,694,055.91	5.01%	38	4.4735	1.538740
3,000,001 to 4,000,000	1	3,802,069.78	1.08%	4	5.0700	1.964000	1.61 to 1.70	3	12,258,662.29	3.47%	4	4.4842	1.644373
4,000,001 to 5,000,000	4	17,483,919.63	4.95%	4	4.5350	1.839022	1.71 to 1.80	1	2,454,611.86	0.69%	4	4.5600	1.808200
5,000,001 to 6,000,000	2	11,560,149.64	3.27%	4	4.1862	4.626323	1.81 to 1.90	1	5,840,149.64	1.65%	4	4.3000	1.810200
6,000,001 to 7,000,000	3	19,682,170.72	5.57%	3	4.7552	2.552126	1.91 to 2.00	2	10,185,874.31	2.88%	3	4.9823	1.948770
7,000,001 to 8,000,000	3	22,510,931.80	6.37%	3	4.3506	1.552266	2.01 to 2.25	6	29,216,309.44	8.27%	3	4.5503	2.121733
8,000,001 to 9,000,000	3	25,137,507.15	7.11%	4	4.2218	1.053797	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.00	3	12,012,832.17	3.40%	3	4.4520	2.770422
10,000,001 to 15,000,000	3	34,995,306.99	9.90%	4	4.4895	1.713873	3.01 to 3.50	1	6,984,794.53	1.98%	4	5.0250	3.030800
15,000,001 to 20,000,000	1	15,862,217.84	4.49%	4	4.8800	1.053500	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	23,962,231.93	6.78%	2	3.8110	4.472700	4.01 or greater	2	29,682,231.93	8.40%	2	3.8609	5.056393
30,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	42	353,461,812.31	100.00%	8	4.5063	1.746914
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 and greater	1	107,603,002.60	30.44%	4	4.4670	1.055300
Totals	42	353,461,812.31	100.00%	8	4.5063	1.746914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	52,321,981.11	14.80%	23	4.7994	NAP
							Defeased	11	52,321,981.11	14.80%	23	4.7994	NAP
Arizona	3	4,655,032.46	1.32%	4	4.7488	1.958689
							Industrial	1	1,905,514.40	0.54%	1	5.1700	2.051200
Arkansas	1	1,127,470.91	0.32%	4	5.2200	1.236900
							Lodging	6	143,110,844.48	40.49%	4	4.5419	1.247003
California	5	28,402,106.65	8.04%	25	4.1837	2.793564
							Mixed Use	1	9,000,000.00	2.55%	4	4.2730	0.871500
Colorado	1	2,984,476.14	0.84%	4	4.5400	1.667400
							Mobile Home Park	6	7,530,655.99	2.13%	4	5.1556	1.934503
Florida	2	109,508,517.00	30.98%	4	4.4792	1.072629
							Office	3	17,796,015.05	5.03%	4	4.2875	1.447590
Georgia	2	11,326,733.85	3.20%	4	4.8736	2.671270
							Retail	26	116,076,800.95	32.84%	8	4.3505	2.260078
Illinois	2	11,938,829.30	3.38%	4	4.6086	1.738888
							Self Storage	1	5,720,000.00	1.62%	4	4.0700	7.501600
Indiana	1	7,908,604.57	2.24%	4	4.2820	1.103000
							Totals	55	353,461,812.31	100.00%	8	4.5063	1.746914
Louisiana	1	1,070,141.91	0.30%	4	5.2200	1.541000

Michigan	1	1,139,810.75	0.32%	3	5.1700	1.284100

Nevada	3	28,371,780.56	8.03%	2	3.9181	4.227618

New Jersey	1	12,660,829.51	3.58%	4	4.4880	2.134600

North Carolina	2	8,119,297.77	2.30%	4	4.9472	1.251540

Ohio	3	6,392,285.15	1.81%	4	4.7721	1.067551

Oregon	1	9,000,000.00	2.55%	4	4.2730	0.871500

Pennsylvania	1	4,047,260.84	1.15%	3	4.2800	1.597700

South Carolina	2	1,368,316.44	0.39%	3	4.9300	1.939700

Texas	8	33,075,986.04	9.36%	4	4.5504	1.520927

Utah	3	16,752,639.03	4.74%	3	4.5927	1.527358

Washington	1	1,289,711.98	0.36%	3	5.1300	2.971400

Totals	55	353,461,812.31	100.00%	8	4.5063	1.746914

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	52,321,981.11	14.80%	23	4.7994	NAP	Defeased	9	52,321,981.11	14.80%	23	4.7994	NAP
	4.500% or less	14	221,056,226.96	62.54%	4	4.3313	1.824804	3 months or less	1	2,527,638.12	0.72%	243	4.5450	1.515100
	4.501% to 4.750%	7	36,477,120.56	10.32%	21	4.5682	1.488965	4 months or greater	32	298,612,193.08	84.48%	4	4.4546	1.781452
	4.751% to 5.000%	4	24,681,755.97	6.98%	4	4.9033	1.373949	Totals	42	353,461,812.31	100.00%	8	4.5063	1.746914
	5.001% to 5.250%	8	18,924,727.71	5.35%	4	5.1037	2.334720
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	353,461,812.31	100.00%	8	4.5063	1.746914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	52,321,981.11	14.80%	23	4.7994	NAP	Defeased	9	52,321,981.11	14.80%	23	4.7994	NAP
	60 months or less	32	298,612,193.08	84.48%	4	4.4546	1.781452	Interest Only	3	38,682,231.93	10.94%	3	3.9568	4.082715
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	1	2,527,638.12	0.72%	243	4.5450	1.515100	121 months to 180 months	1	1,289,711.88	0.36%	3	5.1300	2.971400
	Totals	42	353,461,812.31	100.00%	8	4.5063	1.746914	181 months to 240 months	13	63,593,294.41	17.99%	4	4.7358	1.733729
								241 months to 300 months	16	197,574,592.98	55.90%	7	4.4583	1.335084
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	353,461,812.31	100.00%	8	4.5063	1.746914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	52,321,981.11	14.80%	23	4.7994	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	298,862,594.12	84.55%	6	4.4506	1.781557
	13 to 24 months	1	1,137,426.63	0.32%	4	4.9900	1.660300
	24 months or greater	1	1,139,810.45	0.32%	3	5.1700	1.284100
	Totals	42	353,461,812.31	100.00%	8	4.5063	1.746914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000204	LO	Miami Beach	FL	Actual/360	4.467%	414,735.44	216,172.58	0.00	N/A	03/01/23	--	107,819,175.20	107,603,002.60	11/01/22
6	440000187	RT	Various	NV	Actual/360	3.811%	78,636.72	0.00	0.00	N/A	01/01/23	--	23,962,231.93	23,962,231.93	11/01/22
7	310917239	RT	Las Vegas	NV	Actual/360	3.955%	136,227.78	40,000,000.00	0.00	N/A	11/01/22	--	40,000,000.00	0.00	11/01/22
8	310916850	OF	Northfield	IL	Actual/360	4.050%	127,293.75	36,500,000.00	0.00	N/A	11/01/22	--	36,500,000.00	0.00	11/01/22
11	440000194	MU	Del Mar	CA	Actual/360	4.257%	91,658.59	25,004,047.40	0.00	N/A	02/01/23	--	25,004,047.40	0.00	11/01/22
13	416000077	LO	Various	Various	Actual/360	4.880%	66,885.23	54,414.95	0.00	N/A	03/01/23	--	15,916,632.79	15,862,217.84	11/01/22
14	310916867	MU	Oakland	CA	Actual/360	4.420%	60,931.25	16,008,795.21	0.00	N/A	11/01/22	--	16,008,795.21	0.00	11/01/22
15	440000203	LO	Lakewood	NJ	Actual/360	4.488%	49,104.84	45,270.93	0.00	N/A	03/01/23	--	12,706,100.44	12,660,829.51	11/01/22
17	300140017	MF	Houston	TX	Actual/360	4.460%	47,631.72	29,114.39	0.00	N/A	02/05/23	--	12,402,298.17	12,373,183.78	11/05/22
18	440000205	RT	Fort Worth	TX	Actual/360	4.520%	47,928.41	28,430.50	0.00	N/A	03/01/23	--	12,313,892.81	12,285,462.31	11/01/22
19	300140019	MH	Louisville	KY	Actual/360	5.200%	50,585.61	23,544.36	0.00	N/A	03/01/23	--	11,297,034.48	11,273,490.12	11/01/22
20	440000198	RT	Grand Prairie	TX	Actual/360	4.454%	38,631.94	23,480.61	0.00	N/A	03/01/23	--	10,072,495.78	10,049,015.17	11/01/22
22	440000185	RT	Mesquite	TX	Actual/360	4.150%	32,346.99	9,051,625.13	0.00	N/A	01/01/23	--	9,051,625.13	0.00	11/01/22
23	310917337	OF	Goleta	CA	Actual/360	4.340%	33,369.54	8,928,968.31	0.00	N/A	02/01/23	--	8,928,968.31	0.00	11/01/22
24	440000199	OF	South Bend	IN	Actual/360	4.282%	29,267.75	28,890.12	0.00	N/A	03/01/23	--	7,937,494.69	7,908,604.57	10/01/22
27	416000076	OF	Rialto	CA	Actual/360	4.880%	27,247.31	38,250.50	0.00	N/A	12/01/22	--	6,484,024.71	6,445,774.21	11/01/22
28	440000201	RT	Chicago	IL	Actual/360	4.393%	30,852.79	19,181.96	0.00	N/A	03/01/23	--	8,155,941.48	8,136,759.52	11/01/22
29	300140029	MU	San Antonio	TX	Actual/360	4.870%	34,634.13	8,258,784.18	0.00	N/A	02/01/23	--	8,258,784.18	0.00	11/01/22
30	410917962	IN	North Bergen	NJ	Actual/360	4.530%	31,864.33	8,168,596.44	0.00	N/A	11/01/22	--	8,168,596.44	0.00	11/01/22
31	440000188	RT	Aliso Viejo	CA	Actual/360	3.990%	27,558.38	20,125.52	0.00	N/A	02/01/23	--	8,020,873.15	8,000,747.63	11/01/22
32	300140032	MF	Memphis	TN	Actual/360	4.410%	29,352.51	7,729,430.03	0.00	N/A	02/01/23	--	7,729,430.03	0.00	11/01/22
33	440000195	LO	Lithia Springs	GA	Actual/360	5.025%	30,325.87	23,590.50	0.00	N/A	03/01/23	--	7,008,385.03	6,984,794.53	11/01/22
34	640915513	RT	Saint George	UT	Actual/360	4.230%	27,036.89	18,113.92	0.00	N/A	01/01/23	--	7,422,619.31	7,404,505.39	11/01/22
35	440000197	MU	Portland	OR	Actual/360	4.273%	33,115.75	0.00	0.00	N/A	03/01/23	--	9,000,000.00	9,000,000.00	11/01/22
40	300140040	RT	San Antonio	TX	Actual/360	4.550%	28,266.44	16,583.69	0.00	N/A	03/01/23	--	7,214,405.53	7,197,821.84	11/01/22
42	300140042	RT	Simi Valley	CA	Actual/360	4.280%	23,325.21	15,244.93	0.00	N/A	02/01/23	--	6,328,816.59	6,313,571.66	11/01/22
43	300140043	OF	Denver	CO	Actual/360	4.810%	24,269.89	20,182.08	0.00	N/A	03/05/38	--	5,859,539.08	5,839,357.00	11/05/22
44	416000073	RT	Various	Various	Actual/360	4.930%	27,160.53	14,016.37	0.00	N/A	02/01/23	--	6,397,820.90	6,383,804.53	11/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
45	416000078	OF	Carpinteria	CA	Actual/360	4.300%	21,676.45	13,954.29	0.00	N/A	03/01/23	--	5,854,103.93	5,840,149.64	11/01/22
46	300140046	IN	Logan	UT	Actual/360	4.490%	22,698.24	13,613.81	0.00	N/A	03/01/23	--	5,870,655.15	5,857,041.34	11/01/22
48	416000074	RT	Various	Various	Actual/360	4.800%	18,293.52	16,831.74	0.00	N/A	03/01/23	--	4,425,851.68	4,409,019.94	11/01/22
49	300140049	RT	Union City	GA	Actual/360	4.630%	17,372.05	15,295.70	0.00	N/A	03/01/23	--	4,357,235.02	4,341,939.32	11/01/22
50	310917948	SS	Goleta	CA	Actual/360	4.070%	20,047.01	0.00	0.00	N/A	03/01/23	--	5,720,000.00	5,720,000.00	11/01/22
51	416000075	RT	Deerfield Township	OH	Actual/360	4.700%	19,004.66	10,557.70	0.00	N/A	03/01/23	--	4,695,728.67	4,685,170.97	06/01/20
52	410916727	SS	Del Rey Oaks	CA	Actual/360	4.800%	18,733.16	4,532,217.10	0.00	N/A	02/01/23	--	4,532,217.10	0.00	11/01/22
53	300140053	RT	Texas City	TX	Actual/360	4.660%	18,105.00	4,511,836.32	0.00	N/A	02/01/23	--	4,511,836.32	0.00	11/01/22
54	410917505	OF	Allentown	PA	Actual/360	4.280%	14,971.38	14,916.68	0.00	N/A	02/01/23	--	4,062,177.39	4,047,260.71	11/01/22
55	410917748	RT	Las Vegas	NV	Actual/360	4.500%	17,126.66	10,234.35	0.00	N/A	03/01/23	--	4,419,782.98	4,409,548.63	11/01/22
58	310917677	RT	Plainfield	IL	Actual/360	5.070%	16,654.99	12,778.79	0.00	N/A	03/01/23	--	3,814,848.57	3,802,069.78	11/01/22
63	780917611	RT	Greenwood Village	CO	Actual/360	4.540%	11,694.57	6,886.29	0.00	N/A	03/01/23	--	2,991,362.43	2,984,476.14	11/01/22
65	440000202	SS	Fort Worth	TX	Actual/360	4.632%	10,491.88	5,973.99	0.00	N/A	03/01/23	--	2,630,423.22	2,624,449.23	11/01/22
66	440000193	RT	Cypress	CA	Actual/360	4.545%	9,915.54	5,874.70	0.00	N/A	02/01/43	--	2,533,512.82	2,527,638.12	11/01/22
68	410917442	MF	Fayetteville	AR	Actual/360	4.850%	10,616.76	2,542,090.20	0.00	N/A	02/01/23	--	2,542,090.20	0.00	11/01/22
69	780917555	RT	Phoenix	AZ	Actual/360	4.560%	9,660.62	5,647.08	0.00	N/A	03/01/23	--	2,460,258.94	2,454,611.86	11/01/22
71	300140071	MH	North Little Rock	AR	Actual/360	5.220%	5,084.74	3,728.08	0.00	N/A	03/05/23	--	1,131,198.99	1,127,470.91	11/05/22
72	300140072	MH	Baker	LA	Actual/360	5.220%	4,826.19	3,538.52	0.00	N/A	03/05/23	--	1,073,680.43	1,070,141.91	11/05/22
74	300140074	MH	New Braunfels	TX	Actual/360	5.680%	9,523.59	6,098.49	0.00	N/A	03/05/23	--	1,947,122.78	1,941,024.29	11/05/22
75	410916748	IN	Miami	FL	Actual/360	5.170%	8,501.43	4,085.53	0.00	N/A	12/01/22	--	1,909,600.14	1,905,514.61	11/01/22
81	300140081	MH	Conover	NC	Actual/360	5.220%	7,239.29	5,307.77	0.00	N/A	03/05/23	--	1,610,521.41	1,605,213.64	11/05/22
83	300140083	MH	Spokane	WA	Actual/360	5.130%	5,730.93	7,612.24	0.00	N/A	02/05/23	--	1,297,324.12	1,289,711.88	11/05/22
85	300140085	MH	Tucson	AZ	Actual/360	4.570%	6,147.89	3,609.40	0.00	N/A	02/01/23	--	1,562,250.60	1,558,641.20	11/01/22
90	300140090	MH	Apache Junction	AZ	Actual/360	4.980%	5,579.71	2,829.21	0.00	N/A	02/01/23	--	1,301,136.18	1,298,306.97	11/01/22
93	300140093	RT	Kent	OH	Actual/360	4.990%	4,904.03	3,856.08	0.00	N/A	03/01/23	--	1,141,282.71	1,137,426.63	11/01/22
94	410917689	MH	Swartz Creek	MI	Actual/360	5.170%	5,091.41	3,826.65	0.00	N/A	02/01/23	--	1,143,637.10	1,139,810.45	11/01/22
Totals							1,999,937.29	172,048,055.32	0.00				525,509,867.65	353,461,812.31

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,886,818.20	7,061,564.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,877,002.00	2,148,980.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	3,408,956.00	1,715,553.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,793,131.93	1,841,159.19	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,519,978.85	2,691,396.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,623,800.00	705,550.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,332,427.42	603,203.21	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,721,463.31	1,200,860.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,086,143.00	467,662.00	01/01/22	06/30/22	--	0.00	0.00	57,747.77	57,747.77	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	920,489.97	779,147.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	638,362.85	313,970.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,964,955.42	2,151,556.95	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,215,479.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	586,580.37	98,044.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	826,960.00	422,058.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,236,552.00	644,174.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,025,479.00	514,767.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
45	685,204.27	421,854.61	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	963,387.16	449,119.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,406,210.52	894,788.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	220,665.00	178,015.29	01/01/22	06/30/22	04/11/22	309,721.38	34,411.59	28,209.05	823,017.68	63,105.59	0.00
52	1,094,293.53	872,135.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	885,138.80	329,521.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,151,182.00	505,091.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	740,060.00	372,223.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	203,094.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	277,200.00	143,549.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	381,267.74	282,116.14	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	231,257.07	174,993.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	104,068.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	126,561.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	1,141.58	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	402,868.35	170,796.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	239,841.14	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
83	375,485.10	241,343.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	246,437.45	116,269.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
93	225,514.50	98,915.15	05/01/21	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	108,953.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	40,950,751.14	29,392,899.18				309,721.38	34,411.59	85,956.82	880,765.45	64,247.17	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	440000194	24,955,386.30	Payoff Prior to Maturity	0.00	0.00
22	440000185	9,029,285.50	Payoff Prior to Maturity	0.00	0.00
23	310917337	8,907,643.32	Payoff Prior to Maturity	0.00	0.00
29	300140029	8,240,527.83	Payoff Prior to Maturity	0.00	0.00
32	300140032	7,711,154.12	Payoff Prior to Maturity	0.00	0.00
52	410916727	4,522,093.66	Payoff Prior to Maturity	0.00	0.00
53	300140053	4,501,548.32	Payoff Prior to Maturity	0.00	0.00
68	410917442	2,536,454.05	Payoff Prior to Maturity	0.00	0.00
Totals		70,404,093.10		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	1	4,685,170.97	0	0.00	0	0.00	0	0.00	0	0.00	8	70,404,093.10	4.506316%	4.466667%	8
10/17/22	0	0.00	0	0.00	1	4,695,728.67	0	0.00	0	0.00	0	0.00	0	0.00	5	50,280,861.97	4.419532%	4.382082%	7
09/16/22	0	0.00	0	0.00	1	4,706,855.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423508%	4.386576%	8
08/17/22	0	0.00	0	0.00	1	4,717,326.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424676%	4.387785%	9
07/15/22	0	0.00	0	0.00	1	4,727,754.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424942%	4.388049%	10
06/17/22	0	0.00	0	0.00	1	4,738,756.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425218%	4.388322%	11
05/17/22	0	0.00	0	0.00	1	4,749,098.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425480%	4.388582%	12
04/18/22	0	0.00	0	0.00	1	4,760,017.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425751%	4.388850%	13
03/17/22	0	0.00	0	0.00	1	4,770,273.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426008%	4.342732%	14
02/17/22	0	0.00	0	0.00	1	4,782,353.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426299%	4.343020%	15
01/18/22	0	0.00	0	0.00	1	4,792,519.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426552%	4.343274%	16
12/17/21	0	0.00	0	0.00	1	4,802,644.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426802%	4.343525%	17
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
24	440000199	10/01/22	0	B	57,747.77	57,747.77	0.00	7,937,494.69
51	416000075	06/01/20	28	6	28,209.05	823,017.68	97,311.70	4,984,227.09	06/04/20	2
Totals					85,956.82	880,765.45	97,311.70	12,921,721.78
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		345,094,817	340,409,646	4,685,171		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		8,366,995	8,366,995	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	353,461,812	348,776,641	0	0	4,685,171	0
Oct-22	525,509,868	520,814,139	0	0	4,695,729	0
Sep-22	579,940,605	575,233,749	0	0	4,706,856	0
Aug-22	583,456,142	578,738,816	0	0	4,717,326	0
Jul-22	584,653,850	579,926,096	0	0	4,727,754	0
Jun-22	585,902,710	581,163,953	0	0	4,738,756	0
May-22	587,090,884	582,341,786	0	0	4,749,098	0
Apr-22	588,330,529	583,570,512	0	0	4,760,017	0
Mar-22	589,509,242	584,738,969	0	0	4,770,273	0
Feb-22	590,852,548	586,070,195	0	0	4,782,353	0
Jan-22	592,021,434	587,228,915	0	0	4,792,519	0
Dec-21	593,185,765	588,383,121	0	0	4,802,644	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
51	416000075	4,685,170.97	4,984,227.09	5,700,000.00	03/11/22	145,032.29	0.81760	06/30/22	03/01/23	243
Totals		4,685,170.97	4,984,227.09	5,700,000.00		145,032.29

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
51	416000075	RT	OH	06/04/20	2

Loan transferred for payment default as a result of the Covid-19 pandemic. Discussions with Borrower ensued but the parties were unable to come to a resolution and foreclosure litigation was filed. The Borrower was able to re-lease vacant space but an agr eement has not been reached. Lender is dual tracking settlement talks with litigation and a Receiver has been appointed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	440000204	114,344,975.16	4.46700%	114,153,904.62 4.46700%		10	12/23/20	04/01/20	01/11/21
Totals		114,344,975.16		114,153,904.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	300140016 07/17/18	13,687,800.86	8,200,000.00	9,118,507.92	828,999.83	9,118,507.92	8,289,508.09	5,398,292.77	0.00	(163.13)	5,398,455.90	35.39%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,687,800.86	8,200,000.00	9,118,507.92	828,999.83	9,118,507.92	8,289,508.09	5,398,292.77	0.00	(163.13)	5,398,455.90

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	300140016	07/16/21	0.00	0.00	5,398,455.90	0.00	0.00	163.13	0.00	0.00	5,398,455.90
		03/15/19	0.00	0.00	5,398,292.77	0.00	0.00	7,014.84	0.00	0.00
		09/17/18	0.00	0.00	5,391,277.93	0.00	0.00	(7,014.84)	0.00	0.00
		07/17/18	0.00	0.00	5,398,292.77	0.00	0.00	5,398,292.77	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,398,455.90	0.00	0.00	5,398,455.90	0.00	0.00	5,398,455.90

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	0.00	0.00	943.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	326.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	1,010.89	0.00	0.00	1,248.18	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,010.89	0.00	1,270.44	1,248.18	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,529.51

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27